Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay A Portfolio

June 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 62.5%
Information Technology – 20.5%
Communications Equipment – 1.4%
Arista Networks, Inc.(a)	2,332	$396,160
Calix, Inc.(a)	2,283	85,201
Ciena Corp.(a)	104	51,018
Cisco Systems, Inc.	27,987	3,287,353
F5, Inc.(a)	936	389,339
Motorola Solutions, Inc.	3,148	1,307,333
Nokia Oyj	7,950	106,023
Viavi Solutions, Inc.(a)	2,557	122,097

		5,744,524

Electronic Equipment, Instruments & Components – 1.1%
Amphenol Corp. - Class A	11,737	2,069,468
CDW Corp./DE	232	32,629
Celestica, Inc.(a)	245	89,352
Corning, Inc.	559	142,785
Crane NXT Co.	2,482	126,979
Fabrinet(a)	60	33,725
Halma PLC	3,555	185,814
Jabil, Inc.	201	77,482
Keyence Corp.	651	329,072
Kyocera Corp.	9,380	208,030
Littelfuse, Inc.	191	86,968
Plexus Corp.(a)	499	150,034
TD SYNNEX Corp.	519	138,749
TE Connectivity PLC	252	50,806
Teledyne Technologies, Inc.(a)	369	246,086
TTM Technologies, Inc.(a)	758	141,761
Yokogawa Electric Corp.	1,978	69,513
Zebra Technologies Corp. - Class A(a)	341	89,772

		4,269,025

IT Services – 0.4%
Accenture PLC - Class A	1,853	230,587
CGI, Inc.	1,799	116,280
Cognizant Technology Solutions Corp. - Class A	2,391	92,603
DigitalOcean Holdings, Inc.(a)	666	104,582
Fujitsu Ltd.	6,843	135,970
Globant SA(a)	1,331	38,519
Indra Sistemas SA	721	39,547
International Business Machines Corp.	969	272,493
MongoDB, Inc.(a)	219	73,562
NEC Corp.	2,409	58,159
Nomura Research Institute Ltd.	3,641	102,145
Obic Co., Ltd.	3,074	72,192
Otsuka Corp.	2,215	37,922
Quantinuum, Inc. - Class A(a)	790	64,575
Twilio, Inc. - Class A(a)	146	30,124
VeriSign, Inc.	658	165,526

		1,634,786

Semiconductors & Semiconductor Equipment – 10.6%
Advanced Micro Devices, Inc.(a)	178	103,402
Advantest Corp.	1,633	335,954
Analog Devices, Inc.	118	46,866
Applied Materials, Inc.	6,907	4,993,761
ASM International NV	74	85,099
ASML Holding NV	1,022	2,023,739
ASML Holding NV (REG)	581	1,155,865
BE Semiconductor Industries NV	120	39,630
Broadcom, Inc.	19,568	7,391,812
Credo Technology Group Holding Ltd.(a)	187	50,855
Disco Corp.	193	100,405
Entegris, Inc.	646	116,190

Company	Shares	U.S. $ Value

First Solar, Inc.(a)	266	$62,765
FormFactor, Inc.(a)	1,204	192,556
Intel Corp.(a)	11,978	1,672,488
KLA Corp.	3,040	917,198
Lam Research Corp.	3,152	1,365,856
Lasertec Corp.(b)	304	96,562
Lattice Semiconductor Corp.(a)	1,022	156,325
MACOM Technology Solutions Holdings, Inc.(a)	440	167,363
Marvell Technology, Inc.	313	93,240
Micron Technology, Inc.	962	1,110,427
MKS, Inc.	293	130,326
Nova Ltd. (NASDAQ GS)(a)	193	104,787
Nova Ltd. (Tel Aviv)(a)	48	25,528
NVIDIA Corp.	70,268	14,059,924
NXP Semiconductors NV	3,436	965,619
Onto Innovation, Inc.(a)	247	93,477
Qnity Electronics, Inc.	191	31,192
QUALCOMM, Inc.	1,561	288,457
SCREEN Holdings Co., Ltd.	206	23,108
Semtech Corp.(a)	863	139,677
SiTime Corp.(a)	251	187,136
STMicroelectronics NV	1,119	82,774
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	4,058	1,937,979
Teradyne, Inc.	265	128,218
Texas Instruments, Inc.	6,740	2,008,992
Tokyo Electron Ltd.	753	365,095
Tower Semiconductor Ltd.(a)	98	25,374
Universal Display Corp.	1,090	94,383

		42,970,404

Software – 3.9%
ACI Worldwide, Inc.(a)	2,212	111,242
Adobe, Inc.(a)	1,321	270,831
AppLovin Corp. - Class A(a)	527	271,526
Autodesk, Inc.(a)	831	161,563
Cadence Design Systems, Inc.(a)	536	201,172
Check Point Software Technologies Ltd.(a)	627	82,407
Cloudflare, Inc. - Class A(a)	258	63,282
Commvault Systems, Inc.(a)	777	110,124
Constellation Software, Inc./Canada	130	244,738
Core Scientific, Inc.(a)	3,638	93,097
Crowdstrike Holdings, Inc. - Class A(a)	66	50,367
Dassault Systemes SE	2,553	52,074
Descartes Systems Group, Inc. (The)(a)	687	47,583
Dynatrace, Inc.(a)	1,962	86,151
Fair Isaac Corp.(a)	19	22,701
Fortinet, Inc.(a)	2,038	313,078
Gen Digital, Inc.	2,385	59,363
Hut 8 Corp.(a)	849	98,013
Intuit, Inc.	802	209,322
Microsoft Corp.(c)	26,812	10,001,412
Nemetschek SE	98	5,966
Nice Ltd. (Sponsored ADR)(a) (b)	554	50,331
Oracle Corp.	7,758	1,136,935
Palantir Technologies, Inc. - Class A(a)	4,627	539,832
Palo Alto Networks, Inc.(a)	571	194,723
PTC, Inc.(a)	603	68,507
Roper Technologies, Inc.	821	277,818
Runway AI, Inc.(a) (d) (e)	1,263	19,292
Sage Group PLC (The)	5,664	61,449
Salesforce, Inc.	794	124,388
Samsara, Inc. - Class A(a)	3,295	106,857
SAP SE	2,709	417,587
ServiceNow, Inc.(a)	1,171	116,257
Tyler Technologies, Inc.(a)	290	84,813
Workday, Inc. - Class A(a)	310	37,950
Xero Ltd.(a)	625	31,420
Zoom Communications, Inc.(a)	436	37,631
Zscaler, Inc.(a)	103	14,539

		15,876,341

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.(c)	35,191	$10,182,868
Canon, Inc.(b)	6,411	164,188
FUJIFILM Holdings Corp.	7,785	166,548
Logitech International SA (REG)	289	27,111
NetApp, Inc.	320	49,523
Seagate Technology Holdings PLC	1,599	1,543,035
Western Digital Corp.	577	368,541

		12,501,814

		82,996,894

Industrials – 7.8%
Aerospace & Defense – 1.7%
Airbus SE	905	201,355
Airbus SE (ADR)	15,413	856,963
Arxis, Inc. - Class A(a)	909	41,941
BAE Systems PLC (Sponsored ADR)	9,307	911,621
Carpenter Technology Corp.	324	199,856
CSG NV(a)	248	3,620
Curtiss-Wright Corp.	184	139,428
General Dynamics Corp.	580	205,459
General Electric Co.	1,609	601,332
Honeywell Aerospace, Inc.(a)	527	116,509
Howmet Aerospace, Inc.	742	199,494
Kongsberg Gruppen ASA	662	19,950
Kratos Defense & Security Solutions, Inc.(a)	1,347	67,161
Lockheed Martin Corp.	689	351,018
MTU Aero Engines AG	87	36,253
Northrop Grumman Corp.	563	286,741
Rheinmetall AG	97	110,365
Rolls-Royce Holdings PLC	15,048	288,465
RTX Corp.	12,272	2,328,366
Singapore Technologies Engineering Ltd.	5,900	47,521
Thales SA	147	37,779

		7,051,197

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	979	184,385
Expeditors International of Washington, Inc.	269	43,842
GXO Logistics, Inc.(a)	2,132	108,092
United Parcel Service, Inc. - Class B	1,271	136,632

		472,951

Building Products – 0.4%
Allegion PLC	153	21,495
Belimo Holding AG (REG)	20	22,488
Carlisle Cos., Inc.	69	25,030
Carrier Global Corp.	10,008	734,087
Geberit AG (REG)	67	44,710
Gibraltar Industries, Inc.(a)	2,121	95,657
Lennox International, Inc.	70	40,106
Modine Manufacturing Co.(a)	477	127,368
Trane Technologies PLC	430	211,199
Zurn Elkay Water Solutions Corp. - Class C	1,960	99,039

		1,421,179

Commercial Services & Supplies – 0.8%
Brambles Ltd.	2,298	31,028
Cintas Corp.	732	124,498
Copart, Inc.(a)	1,399	39,438
GFL Environmental, Inc.	505	18,569
Republic Services, Inc.	1,601	341,141
Rollins, Inc.	2,273	94,875
Secom Co., Ltd.	3,122	124,025
Veralto Corp.	14,291	1,267,326
Waste Connections, Inc.	5,955	992,639
Waste Management, Inc.	1,594	355,271

		3,388,810

Construction & Engineering – 0.2%
API Group Corp.(a)	1,642	69,539
Cardinal Infrastructure Group, Inc. - Class A(a)	570	53,694
Comfort Systems USA, Inc.	79	156,574

Company	Shares	U.S. $ Value

EMCOR Group, Inc.	88	$73,029
Granite Construction, Inc.	839	132,629
Sterling Infrastructure, Inc.(a)	217	182,141
WillScot Holdings Corp.	4,851	140,000

		807,606

Electrical Equipment – 1.5%
ABB Ltd. (REG)	2,970	323,074
BWX Technologies, Inc.	691	134,503
Eaton Corp. PLC	6,099	2,598,906
Forgent Power Solutions, Inc. - Class A(a)	2,309	128,981
Fujikura Ltd.	2,382	94,427
GE Vernova, Inc.	1,796	2,110,049
Generac Holdings, Inc.(a)	346	101,312
Hubbell, Inc.	86	44,995
Nextpower, Inc. - Class A(a)	1,041	124,025
Regal Rexnord Corp.	686	163,398
Rockwell Automation, Inc.	187	92,580

		5,916,250

Ground Transportation – 0.7%
ArcBest Corp.	145	20,813
Canadian National Railway Co.	757	90,338
Central Japan Railway Co.	6,026	128,625
CSX Corp.	33,491	1,591,827
East Japan Railway Co.	7,043	147,185
Hankyu Hanshin Holdings, Inc.	1,543	40,598
Knight-Swift Transportation Holdings, Inc.	1,678	130,666
MTR Corp., Ltd. - Class H(b)	12,369	48,240
Old Dominion Freight Line, Inc.	338	73,211
Saia, Inc.(a)	242	101,921
Uber Technologies, Inc.(a)	252	18,184
Union Pacific Corp.	1,133	308,176
West Japan Railway Co.(b)	1,072	17,955
XPO, Inc.(a)	472	96,897

		2,814,636

Industrial Conglomerates – 0.1%
3M Co.	976	158,024
Honeywell International, Inc.	527	117,995
Lifco AB - Class B	329	10,783
Smiths Group PLC	536	18,208

		305,010

Machinery – 1.5%
Alfa Laval AB	457	27,263
Atlas Copco AB - Class A	4,424	89,670
Atlas Copco AB - Class B	2,606	46,199
Caterpillar, Inc.	785	835,947
CNH Industrial NV	6,866	77,105
Crane Co.	451	100,605
Cummins, Inc.	236	168,318
Daifuku Co., Ltd.	491	21,751
Deere & Co.	2,642	1,675,900
Dover Corp.	205	45,977
Epiroc AB - Class A	985	27,025
Epiroc AB - Class B	606	14,065
GEA Group AG	242	16,617
Graco, Inc.	289	21,851
Illinois Tool Works, Inc.	505	136,587
ITT, Inc.	426	84,246
JBT Marel Corp.	877	127,165
Kone Oyj - Class B	979	55,690
Metso Oyj	983	17,093
Oshkosh Corp.	895	137,365
PACCAR, Inc.	11,482	1,379,218
Parker-Hannifin Corp.	203	198,558
Pentair PLC	1,372	105,178
Rational AG	10	7,326
RBC Bearings, Inc.(a)	186	119,795

Company	Shares	U.S. $ Value

Sandvik AB	1,571	$64,875
Schindler Holding AG	67	22,210
Schindler Holding AG (REG)	194	61,670
Snap-on, Inc.	84	33,802
Techtronic Industries Co., Ltd. - Class H	2,152	35,813
Tennant Co.	1,160	101,546
Terex Corp.	1,798	130,157
VAT Group AG(f)	48	42,092
Wartsila Oyj Abp	828	31,623
Yangzijiang Shipbuilding Holdings Ltd.	4,719	12,519

		6,072,821

Marine Transportation – 0.0%
Kirby Corp.(a)	815	110,816
Kuehne & Nagel International AG (REG)	83	20,139
SITC International Holdings Co., Ltd. - Class H	3,452	13,848

		144,803

Passenger Airlines – 0.0%
Alaska Air Group, Inc.(a)	1,230	64,206
ANA Holdings, Inc.	1,280	23,433
Ryanair Holdings PLC	867	27,101

		114,740

Professional Services – 0.3%
Automatic Data Processing, Inc.	912	204,242
Broadridge Financial Solutions, Inc.	219	29,992
Bureau Veritas SA	504	15,437
CACI International, Inc. - Class A(a)	213	98,674
Computershare Ltd.	928	24,576
Experian PLC	1,584	53,387
First Advantage Corp.(a)	7,379	133,191
FTI Consulting, Inc.(a)	621	92,535
ICF International, Inc.	1,287	93,771
Intertek Group PLC	276	21,246
KBR, Inc.	1,150	39,710
Leidos Holdings, Inc.	194	19,976
Paychex, Inc.	662	65,094
Planet Labs PBC(a) (b)	2,868	95,017
Recruit Holdings Co., Ltd.	2,505	174,295
RELX PLC	3,174	100,314
Robert Half, Inc.	3,574	109,722

		1,371,179

Trading Companies & Distributors – 0.4%
AddTech AB - Class B	440	15,549
Applied Industrial Technologies, Inc.	302	102,121
Boise Cascade Co.	1,178	91,448
Core & Main, Inc. - Class A(a)	1,787	86,223
Fastenal Co.	2,385	114,552
Ferguson Enterprises, Inc.	347	82,354
GATX Corp.	624	110,567
Toromont Industries Ltd.	122	20,062
United Rentals, Inc.	690	781,694
Watsco, Inc.	56	23,337
WW Grainger, Inc.	96	130,598

		1,558,505

Transportation Infrastructure – 0.1%
Aena SME SA	5,761	175,553
Aeroports de Paris SA	198	25,818
Getlink SE	1,976	42,003

		243,374

		31,683,061

Financials – 7.7%
Banks – 1.7%
AIB Group PLC	5,613	65,967
Bank Hapoalim BM	3,894	89,817
Bank Leumi Le-Israel BM	3,056	68,389
Bank of America Corp.	41,037	2,338,288

Company	Shares	U.S. $ Value

BOC Hong Kong Holdings Ltd. - Class H	24,546	$133,200
Canadian Imperial Bank of Commerce	709	81,646
DBS Group Holdings Ltd.	2,960	149,879
East West Bancorp, Inc.	588	75,905
Fifth Third Bancorp	10,143	571,761
FinecoBank Banca Fineco SpA	966	24,289
First BanCorp/Puerto Rico	4,679	121,981
First Citizens BancShares, Inc./NC - Class A	79	164,382
Flagstar Bank NA	7,290	108,913
Independent Bank Corp.	911	76,269
Japan Post Bank Co., Ltd.	1,675	31,879
Mizrahi Tefahot Bank Ltd.	439	29,076
Nordea Bank Abp	1,510	28,655
Oversea-Chinese Banking Corp., Ltd.	2,690	51,623
Royal Bank of Canada	362	74,960
Texas Capital Bancshares, Inc.	1,043	107,700
Toronto-Dominion Bank (The)	664	80,733
UMB Financial Corp.	1,084	154,752
UniCredit SpA	391	35,041
WaFd, Inc.	3,385	129,882
Wells Fargo & Co.	26,298	2,173,267
Wintrust Financial Corp.	570	91,610

		7,059,864

Capital Markets – 1.8%
3i Group PLC	1,639	53,897
Affiliated Managers Group, Inc.	241	81,554
Ameriprise Financial, Inc.	217	99,551
ASX Ltd.	302	11,145
Cboe Global Markets, Inc.	1,013	245,825
Charles Schwab Corp. (The)	25,004	2,307,119
CME Group, Inc.	1,648	363,928
CVC Capital Partners PLC(b) (f)	419	6,095
Deutsche Boerse AG	82	22,365
Futu Holdings Ltd. (ADR)	85	7,968
Goldman Sachs Group, Inc. (The)	1,599	1,617,181
Hong Kong Exchanges & Clearing Ltd. - Class H	2,401	111,711
Invesco Ltd.	3,887	102,578
Japan Exchange Group, Inc.	1,675	21,199
Marex Group PLC	1,875	114,281
Moody’s Corp.	317	143,576
Partners Group Holding AG	50	40,954
PJT Partners, Inc. - Class A	576	86,941
Raymond James Financial, Inc.	270	41,048
S&P Global, Inc.	3,687	1,501,568
Singapore Exchange Ltd.	1,533	28,602
Stifel Financial Corp.	2,337	163,052
T. Rowe Price Group, Inc.	369	41,952

		7,214,090

Consumer Finance – 0.5%
American Express Co.	818	276,688
Capital One Financial Corp.	6,891	1,382,472
Figure Technology Solutions, Inc. - Class A(a)	1,645	50,518
FirstCash Holdings, Inc.	574	124,168

		1,833,846

Financial Services – 1.9%
Adyen NV(a)	46	43,153
Banca Mediolanum SpA	332	8,274
Berkshire Hathaway, Inc. - Class B(a)	867	433,838
Chime Financial, Inc. - Class A(a)	2,511	51,425
HA Sustainable Infrastructure Capital, Inc.(b)	3,428	133,863
Infratil Ltd.	5,057	44,361
Mastercard, Inc. - Class A	1,623	833,573
PayPal Holdings, Inc.	1,415	61,100
Sofina SA	69	17,574
Visa, Inc. - Class A	17,773	6,097,739
Voya Financial, Inc.	184	16,658
Walker & Dunlop, Inc.	1,173	64,163
Wise Group PLC - Class A(a)	1,276	15,296

		7,821,017

Company	Shares	U.S. $ Value

Insurance – 1.8%
Admiral Group PLC	1,127	$53,227
Allstate Corp. (The)	346	82,327
Aon PLC - Class A	686	227,539
Arch Capital Group Ltd.(a)	1,408	136,661
Arthur J Gallagher & Co.	253	58,081
Brown & Brown, Inc.	509	32,652
Chubb Ltd.	1,069	364,251
Erie Indemnity Co. - Class A	47	11,268
Everest Group Ltd.	2,764	987,384
Fairfax Financial Holdings Ltd.	50	82,240
Gjensidige Forsikring ASA	345	9,339
Great-West Lifeco, Inc.(b)	368	23,449
Hannover Rueck SE	95	26,309
Hanover Insurance Group, Inc. (The)	809	173,223
Hartford Insurance Group, Inc. (The)	439	58,176
iA Financial Corp., Inc.	134	18,503
Intact Financial Corp.	1,159	239,204
Loews Corp.	911	103,134
Marsh & McLennan Cos., Inc.	9,051	1,508,530
Medibank Pvt. Ltd.	4,749	16,316
MS&AD Insurance Group Holdings, Inc.	1,935	50,155
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	199	111,134
Phoenix Financial Ltd.	389	21,507
Progressive Corp. (The)	5,860	1,280,117
Prudential PLC	3,843	51,043
QBE Insurance Group Ltd.	2,364	41,122
Sampo Oyj - Class A	9,498	99,747
Sompo Holdings, Inc.	1,000	37,990
Swiss Re AG	547	86,946
Tokio Marine Holdings, Inc.	2,992	131,555
Travelers Cos., Inc. (The)	1,086	358,510
Tryg A/S	1,491	33,940
Unipol Assicurazioni SpA	552	15,429
W R Berkley Corp.	2,053	144,798
Willis Towers Watson PLC	256	66,911
Zurich Insurance Group AG	471	348,367

		7,091,084

		31,019,901

Health Care – 7.4%
Biotechnology – 1.1%
AbbVie, Inc.	825	207,603
Alnylam Pharmaceuticals, Inc.(a)	249	74,956
Amgen, Inc.	279	101,032
Apogee Therapeutics, Inc.(a)	195	25,882
Argenx SE(a)	245	227,082
Ascendis Pharma A/S(a)	344	91,752
Bridgebio Pharma, Inc.(a)	1,229	91,536
Celcuity, Inc.(a)	393	41,116
CG oncology, Inc.(a)	791	56,201
Cogent Biosciences, Inc.(a)	207	8,276
Denali Therapeutics, Inc.(a)	1,850	47,582
Dianthus Therapeutics, Inc.(a)	480	46,790
Erasca, Inc.(a)	2,419	44,316
Genmab A/S(a)	68	18,642
Gilead Sciences, Inc.	4,068	513,951
Halozyme Therapeutics, Inc.(a)	807	63,164
Ideaya Biosciences, Inc.(a)	975	36,338
Incyte Corp.(a)	1,349	152,923
Insmed, Inc.(a)	596	63,546
Kymera Therapeutics, Inc.(a)	560	64,215
Madrigal Pharmaceuticals, Inc.(a)	156	83,764
Natera, Inc.(a)	375	101,794
Neurocrine Biosciences, Inc.(a)	911	153,535

Company	Shares	U.S. $ Value

Newamsterdam Pharma Co. NV(a) (b)	822	$27,858
Regeneron Pharmaceuticals, Inc.	219	136,555
Relay Therapeutics, Inc.(a)	2,490	46,588
Rhythm Pharmaceuticals, Inc.(a)	506	56,181
Swedish Orphan Biovitrum AB(a)	267	12,727
United Therapeutics Corp.(a)	172	93,195
Vera Therapeutics, Inc.(a)	937	40,207
Vertex Pharmaceuticals, Inc.(a)	3,202	1,590,529
Xenon Pharmaceuticals, Inc.(a)	895	54,022

		4,373,858

Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	2,218	201,261
AtriCure, Inc.(a)	2,105	58,898
Boston Scientific Corp.(a)	969	41,357
Cochlear Ltd.	109	9,156
Coloplast A/S - Class B	208	11,846
Dexcom, Inc.(a)	737	49,637
Edwards Lifesciences Corp.(a)	1,719	155,501
Envista Holdings Corp.(a)	4,881	128,614
Fisher & Paykel Healthcare Corp., Ltd.	972	21,592
Glaukos Corp.(a)	813	113,625
Globus Medical, Inc. - Class A(a)	1,800	142,218
Hoya Corp.	591	95,329
IDEXX Laboratories, Inc.(a)	199	104,762
Integer Holdings Corp.(a) (b)	735	68,686
Intuitive Surgical, Inc.(a)	562	223,496
Medline, Inc. - Class A(a)	14,356	566,201
Medtronic PLC	9,752	762,899
ResMed, Inc.	259	50,474
Sonova Holding AG (REG)	77	18,275
STERIS PLC	302	63,592
Straumann Holding AG (REG)	189	24,844
Stryker Corp.	4,510	1,419,928

		4,332,191

Health Care Providers & Services – 1.3%
BrightSpring Health Services, Inc.(a)	3,430	239,208
Cardinal Health, Inc.	496	117,830
Cencora, Inc.	1,445	408,906
Cigna Group (The)	248	68,369
Elevance Health, Inc.	437	169,001
Encompass Health Corp.	7,857	794,186
Guardant Health, Inc.(a)	1,141	171,184
HCA Healthcare, Inc.	183	71,350
McKesson Corp.	415	313,574
Quest Diagnostics, Inc.	564	119,540
Tenet Healthcare Corp.(a)	819	153,218
UnitedHealth Group, Inc.	6,258	2,601,012

		5,227,378

Health Care Technology – 0.0%
Pro Medicus Ltd.	156	22,054
Veeva Systems, Inc. - Class A(a)	224	39,754

		61,808

Life Sciences Tools & Services – 1.0%
Agilent Technologies, Inc.	454	60,305
Bio-Techne Corp.	1,540	108,801
ICON PLC(a)	684	118,818
IQVIA Holdings, Inc.(a)	5,075	980,591
Repligen Corp.(a)	502	68,493
Thermo Fisher Scientific, Inc.	3,540	1,774,814
Waters Corp.(a)	2,466	924,849
West Pharmaceutical Services, Inc.	115	41,285

		4,077,956

Pharmaceuticals – 2.9%
Astellas Pharma, Inc.	12,866	172,104
AstraZeneca PLC	2,911	543,496
Bristol-Myers Squibb Co.	3,636	209,506

Company	Shares	U.S. $ Value

Chugai Pharmaceutical Co., Ltd.	1,187	$54,831
Daiichi Sankyo Co., Ltd.	2,643	42,500
Definium Therapeutics, Inc.(a)	1,012	47,605
Edgewise Therapeutics, Inc.(a)	1,386	56,313
Eli Lilly & Co.	2,877	3,450,760
Galderma Group AG(a)	89	20,243
GSK PLC	8,411	220,813
Ipsen SA	51	9,829
Johnson & Johnson	6,530	1,658,424
Merck & Co., Inc.	20,553	2,641,061
Novartis AG (REG)	6,269	979,797
Novo Nordisk A/S - Class B	7,913	380,037
Orion Oyj - Class B	230	18,894
Otsuka Holdings Co., Ltd.	1,112	74,014
Roche Holding AG	1,533	630,195
Roche Holding AG (BR)(a)	64	26,813
Sanofi SA	1,394	119,192
Shionogi & Co., Ltd.	3,793	64,809
Structure Therapeutics, Inc. (ADR)(a)	419	22,488
Takeda Pharmaceutical Co., Ltd.	6,197	197,527
Zoetis, Inc.	784	56,338

		11,697,589

		29,770,780

Communication Services – 6.6%
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	17,182	355,667
Deutsche Telekom AG (REG)	7,069	192,731
Elisa Oyj	1,369	57,453
HKT Trust & HKT Ltd. - Class H	27,526	40,952
Koninklijke KPN NV	30,524	150,751
NTT, Inc.	240,467	213,902
Orange SA	14,847	279,996
Singapore Telecommunications Ltd.	46,519	158,817
Swisscom AG (REG)	207	159,665
Telia Co. AB	10,249	49,921
Telstra Group Ltd.	20,715	72,645
Verizon Communications, Inc.	8,379	354,767

		2,087,267

Entertainment – 0.9%
Capcom Co., Ltd.	519	9,547
Electronic Arts, Inc.	851	174,489
Liberty Media Corp.-Liberty Formula One - Class C(a)	1,310	124,634
Netflix, Inc.(a)	10,096	720,854
Nintendo Co., Ltd.	2,036	85,594
TKO Group Holdings, Inc.	398	80,121
Toho Co., Ltd./Tokyo	2,130	17,037
Universal Music Group NV	1,897	39,741
Walt Disney Co. (The)	22,459	2,161,679

		3,413,696

Interactive Media & Services – 4.7%
Alphabet, Inc.- Class A	3,939	1,407,681
Alphabet, Inc.- Class C(c)	29,479	10,415,815
Meta Platforms, Inc. - Class A	11,614	6,542,050
REA Group Ltd.	99	9,537
Reddit, Inc. - Class A(a)	3,675	637,906
Scout24 SE	671	55,528

		19,068,517

Media – 0.0%
Omnicom Group, Inc.	429	31,244
Publicis Groupe SA	335	33,106

		64,350

Wireless Telecommunication Services – 0.5%
KDDI Corp.	20,709	347,864
SoftBank Corp.	229,417	292,949
T-Mobile US, Inc.	8,535	1,431,575
Vodafone Group PLC	45,852	60,688

		2,133,076

		26,766,906

Company	Shares	U.S. $ Value

Consumer Discretionary – 4.4%
Automobile Components – 0.1%
BorgWarner, Inc.	2,560	$169,984
Bridgestone Corp.	1,442	30,405
Versigent PLC(a)	3,102	130,315

		330,704

Automobiles – 0.0%
Ferrari NV	380	141,244

Broadline Retail – 1.7%
Amazon.com, Inc.(a)	27,983	6,669,468
Dollarama, Inc.	1,299	171,844
MercadoLibre, Inc.(a)	35	59,409
Next PLC	254	49,008
Pan Pacific International Holdings Corp.	7,088	35,926
Wesfarmers Ltd.	2,130	133,302

		7,118,957

Distributors – 0.0%
Pool Corp.	360	77,364

Diversified Consumer Services – 0.1%
ADT, Inc.	14,750	95,875
Frontdoor, Inc.(a)	1,826	141,679
Laureate Education, Inc.(a)	2,144	77,870

		315,424

Hotels, Restaurants & Leisure – 0.6%
Aristocrat Leisure Ltd.	904	38,309
Cava Group, Inc.(a)	1,630	127,922
Chipotle Mexican Grill, Inc.(a)	2,782	94,588
Compass Group PLC	5,773	186,522
Darden Restaurants, Inc.	190	39,142
Evolution AB(a) (f)	231	15,857
Hyatt Hotels Corp. - Class A	4,037	782,532
McDonald’s Corp.	1,231	332,752
Norwegian Cruise Line Holdings Ltd.(a)	3,958	83,553
Oriental Land Co., Ltd./Japan(b)	8,658	131,844
Royal Caribbean Cruises Ltd.	398	126,377
Viking Holdings Ltd.(a)	1,151	120,475
Yum! Brands, Inc.	1,221	195,189

		2,275,062

Household Durables – 0.1%
DR Horton, Inc.	372	60,591
Garmin Ltd.	274	65,086
NVR, Inc.(a)	5	34,067
PulteGroup, Inc.	297	40,752
SharkNinja, Inc.(a)	989	150,595
Taylor Morrison Home Corp.(a)	624	44,766

		395,857

Leisure Products – 0.1%
Bandai Namco Holdings, Inc.	726	16,830
Brunswick Corp./DE	1,009	84,998
Hasbro, Inc.	1,515	125,124

		226,952

Specialty Retail – 1.6%
AutoZone, Inc.(a)	609	1,946,327
Bath & Body Works, Inc.	4,245	98,187
Best Buy Co., Inc.	407	30,883
Burlington Stores, Inc.(a)	304	96,307
Fast Retailing Co., Ltd.	297	152,166
Home Depot, Inc. (The)	3,032	1,069,326
Industria de Diseno Textil SA	4,180	263,475
Murphy USA, Inc.	222	119,629
O’Reilly Automotive, Inc.(a)	2,644	243,486

Company	Shares	U.S. $ Value

Ross Stores, Inc.	596	$126,859
Sanrio Co., Ltd.(b)	1,425	9,641
TJX Cos., Inc. (The)	13,684	2,073,126
Tractor Supply Co.	898	28,386
Ulta Beauty, Inc.(a)	91	41,039
Williams-Sonoma, Inc.	287	66,900

		6,365,737

Textiles, Apparel & Luxury Goods – 0.1%
Amer Sports, Inc.(a)	2,541	85,987
Asics Corp.	1,420	38,622
Deckers Outdoor Corp.(a)	320	31,773
Hermes International SCA	46	84,120
Lululemon Athletica, Inc.(a)	196	22,379
Moncler SpA	354	20,602
Pandora A/S	137	15,739
Ralph Lauren Corp.	277	111,191
		410,413

		17,657,714

Consumer Staples – 3.1%
Beverages – 1.4%
Coca-Cola Co. (The)	34,213	2,780,490
Coca-Cola HBC AG(a)	313	20,403
Keurig Dr. Pepper, Inc.	3,642	119,203
Kirin Holdings Co., Ltd.	4,000	68,985
Monster Beverage Corp.(a)	19,816	1,904,714
PepsiCo, Inc.	4,946	669,688

		5,563,483

Consumer Staples Distribution & Retail – 0.9%
BJ’s Wholesale Club Holdings, Inc.(a)	1,186	103,443
Costco Wholesale Corp.	900	841,923
Dollar General Corp.	234	26,936
Dollar Tree, Inc.(a)	1,074	129,900
Jeronimo Martins SGPS SA	791	15,149
Koninklijke Ahold Delhaize NV	1,969	79,237
Kroger Co. (The)	4,135	229,617
Loblaw Cos. Ltd.	2,220	100,712
Sprouts Farmers Market, Inc.(a)	1,310	110,800
US Foods Holding Corp.(a)	1,731	176,995
Walmart, Inc.	16,074	1,820,541

		3,635,253

Food Products – 0.3%
Chocoladefabriken Lindt & Spruengli AG (REG)	1	118,812
Danone SA	975	79,695
Freshpet, Inc.(a)	1,475	87,202
General Mills, Inc.	801	27,875
Hershey Co. (The)	870	152,641
Lotus Bakeries NV	1	13,263
McCormick & Co., Inc./MD	416	20,975
Mondelez International, Inc. - Class A	3,731	215,801
Nestle SA (REG)	4,837	496,108
Tyson Foods, Inc. - Class A	1,392	79,692

		1,292,064

Household Products – 0.4%
Church & Dwight Co., Inc.	2,257	218,658
Colgate-Palmolive Co.	2,910	266,789
Kimberly-Clark Corp.	233	25,576
Procter & Gamble Co. (The)	6,447	945,388
Reckitt Benckiser Group PLC	1,129	73,536
WD-40 Co.	305	74,310

		1,604,257

Personal Care Products – 0.1%
Beiersdorf AG	136	11,713
Kao Corp.(b)	1,006	19,938
L’Oreal SA	378	165,699
Unilever PLC	4,934	296,373

		493,723

Company	Shares	U.S. $ Value

Tobacco – 0.0%
Imperial Brands PLC	1,524	$56,325
Philip Morris International, Inc.	516	93,350

		149,675

		12,738,455

Energy – 1.4%
Energy Equipment & Services – 0.0%
TechnipFMC PLC	3,666	243,056

Oil, Gas & Consumable Fuels – 1.4%
Cheniere Energy, Inc.	155	37,047
Chevron Corp.	819	135,757
DT Midstream, Inc.	372	54,587
Eni SpA	3,953	92,744
EOG Resources, Inc.	14,737	1,911,831
Expand Energy Corp.	1,195	108,972
Exxon Mobil Corp.	17,907	2,448,245
Galp Energia SGPS SA	1,217	25,793
Imperial Oil Ltd.(b)	247	27,737
Inpex Corp.	3,834	77,363
Magnolia Oil & Gas Corp. - Class A	3,345	85,565
Matador Resources Co.	1,804	89,803
Neste Oyj	1,676	54,721
Permian Resources Corp. - Class A	2,809	51,714
Shell PLC	1,564	60,769
Texas Pacific Land Corp.	120	52,517
TotalEnergies SE	1,146	88,615
Uranium Energy Corp.(a)	3,818	40,700
Williams Cos., Inc. (The)	2,118	157,452

		5,601,932

		5,844,988

Utilities – 1.4%
Electric Utilities – 0.9%
Alliant Energy Corp.	298	22,734
American Electric Power Co., Inc.	13,546	1,853,228
Chubu Electric Power Co., Inc.	1,075	20,311
CLP Holdings Ltd. - Class H	11,086	103,619
Duke Energy Corp.	4,046	512,143
FirstEnergy Corp.	1,363	64,797
Hydro One Ltd.(f)	1,492	61,542
Iberdrola SA	3,571	88,881
IDACORP, Inc.	1,047	158,411
PG&E Corp.	1,058	17,796
Power Assets Holdings Ltd. - Class H	11,023	80,322
PPL Corp.	825	29,989
Southern Co. (The)	5,174	495,203
Verbund AG	257	16,287
Xcel Energy, Inc.	810	65,043

		3,590,306

Gas Utilities – 0.1%
Chesapeake Utilities Corp.	591	72,386
Hong Kong & China Gas Co., Ltd. - Class H	64,753	53,776
ONE Gas, Inc.	1,168	90,018
Osaka Gas Co., Ltd.	1,807	60,884
Tokyo Gas Co., Ltd.	772	29,232

		306,296

Independent Power and Renewable Electricity Producers – 0.0%
Enlight Renewable Energy Ltd.(a)	208	18,368
Fervo Energy Co. - Class A(a)	1,451	42,413

		60,781

Multi-Utilities – 0.4%
Ameren Corp.	9,927	1,122,148
CMS Energy Corp.	948	72,522
Consolidated Edison, Inc.	2,938	325,031

Company	Shares	U.S. $ Value

Dominion Energy, Inc.	423	$28,887
E.ON SE	1,048	21,551
Engie SA	1,537	48,376
WEC Energy Group, Inc.	1,824	212,988

		1,831,503

Water Utilities – 0.0%
American Water Works Co., Inc.	346	45,527

		5,834,413

Materials – 1.4%
Chemicals – 0.9%
Air Liquide SA	442	87,528
Albemarle Corp.	438	59,143
Avient Corp.	3,195	118,087
CF Industries Holdings, Inc.	238	25,766
Corteva, Inc.	13,648	1,155,849
Ecolab, Inc.	387	107,822
Element Solutions, Inc.	2,239	106,912
EMS-Chemie Holding AG(a)	13	11,144
Givaudan SA (REG)	14	59,217
Linde PLC	3,215	1,668,392
RPM International, Inc.	1,062	118,041
Sherwin-Williams Co. (The)	431	148,402

		3,666,303

Construction Materials – 0.2%
Buzzi SpA	111	5,686
Eagle Materials, Inc.	3,507	789,075

		794,761

Containers & Packaging – 0.0%
Avery Dennison Corp.	121	19,644
O-I Glass, Inc.(a)	8,757	84,330

		103,974

Metals & Mining – 0.3%
Alcoa Corp.	973	50,732
Barrick Mining Corp.	977	35,925
BHP Group Ltd.	7,944	331,050
Coeur Mining, Inc.	1,761	28,739
Endeavour Mining PLC	323	15,821
Fortescue Ltd.	2,565	34,141
Franco-Nevada Corp.	179	37,350
Fresnillo PLC	304	11,071
Kinross Gold Corp.	2,054	48,632
Lundin Gold, Inc.	238	12,839
MP Materials Corp.(a) (b)	796	44,584
Newmont Corp.	685	63,979
Reliance, Inc.	455	169,988
Rio Tinto Ltd.	587	70,628
Rio Tinto PLC	1,668	157,801

		1,113,280

		5,678,318

Real Estate – 0.8%
Diversified REITs – 0.0%
Broadstone Net Lease, Inc.	2,887	59,674

Health Care REITs – 0.1%
American Healthcare REIT, Inc.	982	51,211
Ventas, Inc.	507	45,022
Welltower, Inc.	1,357	307,998

		404,231

Hotel & Resort REITs – 0.0%
Ryman Hospitality Properties, Inc.	534	68,646

Industrial REITs – 0.0%
STAG Industrial, Inc.	2,264	86,168

Office REITs – 0.0%
COPT Defense Properties	3,339	121,506

Company	Shares		U.S. $ Value

Real Estate Management & Development – 0.1%
Daito Trust Construction Co., Ltd.		450	$8,596
Jones Lang LaSalle, Inc.(a)		421	130,489

			139,085

Residential REITs – 0.0%
Independence Realty Trust, Inc.		5,337	89,075
Sun Communities, Inc.		367	44,007

			133,082

Retail REITs – 0.0%
Brixmor Property Group, Inc.		2,193	69,145

Specialized REITs – 0.6%
CubeSmart		1,186	47,167
Digital Realty Trust, Inc.		5,900	1,059,522
Extra Space Storage, Inc.		7,061	1,025,963
Public Storage		224	71,302

			2,203,954

			3,285,491

Total Common Stocks (cost $149,025,127)			253,276,921

INVESTMENT COMPANIES – 26.7%
Funds and Investment Trusts – 26.7%(g) (h)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio - Class Z		2,397,730	26,854,579
AB Emerging Markets Opportunities ETF		144,823	7,564,105
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		826,056	12,605,621
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z		2,746,635	53,394,587
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z		538,812	7,710,401

Total Investment Companies (cost $66,193,800)			108,129,293

	Notional Amount

PURCHASED OPTIONS - PUTS – 2.1%
Options on Equity Indices – 2.1%
Euro STOXX 50 Price EUR Index Expiration: Jun 2027; Contracts: 6,200; Exercise Price: EUR 5,100.00; Counterparty: UBS AG(a)	EUR	31,620,000	806,304
FTSE 100 Index Expiration: Mar 2027; Contracts: 730; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	6,716,000	125,450
FTSE 100 Index Expiration: Mar 2027; Contracts: 350; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	3,220,000	60,148
FTSE 100 Index Expiration: Mar 2027; Contracts: 240; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	2,208,000	41,244
FTSE 100 Index Expiration: Mar 2027; Contracts: 120; Exercise Price: GBP 9,200.00; Counterparty: UBS AG(a)	GBP	1,104,000	20,622
Nikkei 225 Index Expiration: Jun 2027; Contracts: 66,000; Exercise Price: JPY 52,500.00; Counterparty: UBS AG(a)	JPY	3,465,000,000	984,554
S&P 500 Index Expiration: May 2027; Contracts: 38,400; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(a)	USD	237,120,000	5,155,175

Company	Notional Amount		U.S.$ Value

S&P 500 Index Expiration: May 2027; Contracts: 8,100; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(a)	USD	50,017,500	$1,087,542
S&P 500 Index Expiration: May 2027; Contracts: 3,400; Exercise Price: USD 6,175.00; Counterparty: Morgan Stanley & Co., International PLC(a)	USD	20,995,000	456,499

Total Purchased Options - Puts (premium paid $11,047,166)			8,737,538

	Shares

RIGHTS – 0.0%
Financials – 0.0%
Capital Markets – 0.0%
Hologic, Inc. (CVR)(a) (d) (e) (cost $13)		1,367	14

SHORT-TERM INVESTMENTS – 10.1%
Investment Companies – 10.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.48%(g) (h )(i) (cost $41,000,803)		41,000,803	41,000,803

Total Investments Before Security Lending Collateral for Securities Loaned – 101.4% (cost $267,266,909)			411,144,569

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.48%(g) (h) (i) (cost $259,065)		259,065	259,065

Total Investments – 101.5% (cost $267,525,974)(j)			411,403,634
Other assets less liabilities – (1.5)%			(5,978,517)

Net Assets – 100.0%			$405,425,117

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Canadian 10 Yr Bond Futures	80	September 2026	$6,831,518	$85,691
Euro STOXX 50 Index Futures	195	September 2026	14,161,612	106,463
Long Gilt Futures	341	September 2026	40,351,416	548,555
MSCI Emerging Markets Index Futures	78	September 2026	6,853,470	(105,602)
Nikkei 225 (OSE) Futures	9	September 2026	3,885,175	146,398
S&P 500 E-Mini Futures	166	September 2026	62,650,475	414,234
TOPIX Index Futures	75	September 2026	18,464,590	328,109
U.S. T-Note 2 Yr (CBT) Futures	66	September 2026	13,604,765	(2,906)
U.S. T-Note 10 Yr (CBT) Futures	147	September 2026	16,153,922	115,929
U.S. Ultra Bond (CBT) Futures	44	September 2026	5,110,875	91,931
Sold Contracts
Australian 10 Yr Bond Futures	22	September 2026	1,672,708	(12,037)
E-Mini Russell 2000 Index Futures	15	September 2026	2,284,200	(42,676)
Euro Buxl 30 Yr Bond Futures	11	September 2026	1,397,880	(40,189)
Euro-BOBL Futures	49	September 2026	6,459,826	(36,439)
Euro-Bund Futures	36	September 2026	5,237,952	(62,185)
FTSE 100 Index Futures	24	September 2026	3,355,865	(2,398)
Japan 10 Yr Bond (OSE) Futures	37	September 2026	29,075,248	(122,965)
S&P Mid 400 E-Mini Futures	3	September 2026	1,165,500	(15,316)
S&P/TSX 60 Index Futures	43	September 2026	12,465,376	7,990
SPI 200 Futures	91	September 2026	13,823,046	111,064

				$1,513,651

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	AUD	3,990	USD	2,855	07/09/2026	$92,377
Barclays Capital, Inc.	GBP	516	USD	687	07/16/2026	2,657
Barclays Capital, Inc.	USD	1,331	JPY	214,639	08/27/2026	(5,268)
Barclays Capital, Inc.	USD	9,655	EUR	8,358	09/11/2026	(77,193)
BNP Paribas SA	USD	2,666	AUD	3,718	07/09/2026	(91,698)
Citibank NA	GBP	11,837	USD	15,997	07/16/2026	296,631
Deutsche Bank AG	AUD	3,946	USD	2,824	07/09/2026	92,441
Goldman Sachs Bank USA	NZD	6,209	USD	3,649	07/09/2026	121,501
Goldman Sachs Bank USA	USD	1,414	GBP	1,060	07/16/2026	(8,108)
HSBC Bank USA	CAD	13,770	USD	10,066	07/09/2026	353,422
JPMorgan Chase Bank	USD	3,666	NZD	6,209	07/09/2026	(138,853)
JPMorgan Chase Bank	GBP	941	USD	1,264	07/16/2026	16,561
Morgan Stanley & Co., Inc.	USD	2,264	AUD	3,165	07/09/2026	(73,312)
Morgan Stanley & Co., Inc.	JPY	140,304	USD	878	08/27/2026	11,227
Morgan Stanley & Co., Inc.	USD	8,556	JPY	1,362,477	08/27/2026	(138,703)
Morgan Stanley & Co., Inc.	CHF	8,246	USD	10,411	09/11/2026	125,729
Morgan Stanley & Co., Inc.	EUR	15,423	USD	17,958	09/11/2026	283,468
State Street Bank & Trust Co.	NZD	131	USD	77	07/09/2026	2,712
State Street Bank & Trust Co.	USD	76	NZD	131	07/09/2026	(1,469)
State Street Bank & Trust Co.	NOK	473	USD	48	09/10/2026	586
State Street Bank & Trust Co.	SEK	1,003	USD	104	09/10/2026	(130)
State Street Bank & Trust Co.	CHF	505	USD	643	09/11/2026	12,367
UBS	CAD	9,514	USD	6,753	07/09/2026	42,525
UBS	USD	6,287	NZD	10,861	07/09/2026	(116,328)

						$803,142

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 46, 5 Year Index, 06/20/2031*	5.00%	Quarterly	3.03%	USD	9,108	$748,253	$632,614	$115,639

*	Termination date.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC Swiss Market Index Futures	0.00%	Maturity	CHF	427	09/18/2026	$(16,676)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $125,587 or 0.0% of net assets.

(g)	Affiliated investments.

(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of June 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $155,883,106 and gross unrealized depreciation of investments was $(9,589,690), resulting in net unrealized appreciation of $146,293,416.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CVR – Contingent Value Rights

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NASDAQ – National Association of Securities Dealers Automated Quotations

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

June 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$77,503,604	$5,473,998	$19,292	$82,996,894
Industrials	28,583,777	3,099,284	-0-	31,683,061
Financials	28,753,334	2,266,567	-0-	31,019,901
Health Care	25,754,139	4,016,641	-0-	29,770,780
Communication Services	24,455,519	2,311,387	-0-	26,766,906
Consumer Discretionary	16,303,743	1,353,971	-0-	17,657,714
Consumer Staples	11,421,268	1,317,187	-0-	12,738,455
Energy	5,444,983	400,005	-0-	5,844,988
Utilities	5,292,806	541,607	-0-	5,834,413
Materials	4,894,231	784,087	-0-	5,678,318
Real Estate	3,276,895	8,596	-0-	3,285,491
Investment Companies	108,129,293	-0-	-0-	108,129,293
Purchased Options - Puts	-0-	8,737,538	-0-	8,737,538
Rights	-0-	-0-	14	14
Short-Term Investments	41,000,803	-0-	-0-	41,000,803
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	259,065	-0-	-0-	259,065

Total Investments in Securities	381,073,460	30,310,868	19,306	411,403,634
Other Financial Instruments(a):
Assets:
Futures	1,956,364	-0-	-0-	1,956,364
Forward Currency Exchange Contracts	-0-	1,454,204	-0-	1,454,204
Centrally Cleared Credit Default Swaps	-0-	748,253	-0-	748,253
Liabilities:
Futures	(442,713)	-0-	-0-	(442,713)
Forward Currency Exchange Contracts	-0-	(651,062)	-0-	(651,062)
Total Return Swaps	-0-	(16,676)	-0-	(16,676)

Total	$382,587,111	$31,845,587	$19,306	$414,452,004

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2026 is as follows:

Fund	Market Value 9/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 6/30/2026 (000)	Dividend Income (000)
AB Bond Fund, Inc. - AB All Market Real Return Portfolio	$31,106	$2,124	$8,515	$865	$1,275	$26,855	$2,123
AB Emerging Markets Opportunities ETF	-0-	10,211	2,628	(19)	-0-	7,564	-0-
AB Government Money Market Portfolio	26,939	120,365	106,303	-0-	-0-	41,001	702
AB Government Money Market Portfolio*	166	8,442	8,349	-0-	-0-	259	13
Bernstein Fund, Inc. - International Small Cap Portfolio	15,609	2,151	5,058	969	(1,065)	12,606	2,150
Bernstein Fund, Inc. - International Strategic Equities Portfolio	92,081	8,019	55,151	20,486	(12,040)	53,395	8,019
Bernstein Fund, Inc. - Small Cap Core Portfolio	12,404	1,215	6,244	270	65	7,710	1,215
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio	7,965	669	9,061	3,321	(2,894)	-0-	669

	$186,270	$153,196	$201,309	$25,892	$(14,659)	$149,390	$14,891

*	Investments of cash collateral for securities lending transactions.